Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Summary of current and deferred components of income tax expense

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax	1,150	2,697	1,665
Deferred income tax	21,826	(2,142)	8,042
Income tax expense	22,976	555	9,707

Summary of reconciliation between the income tax (benefit)/expense computed by applying the EIT tax rate to (loss)/profit before income tax and income tax expense/(benefit)

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Profit before income tax	630,693	164,240	360,590
Tax benefit at EIT tax rate of 25%(1)	157,673	41,044	90,148
Expenses not deductible for tax purposes	23,294	108	634
Research and development super deduction	(43,017)	(55,169)	(42,866)
Effect of different tax rates of subsidiaries operating in other jurisdictions	3,192	5,653	(17,080)
Effect of PRC preferential tax rates	(46)	25,534	13,091
Changes in valuation allowance	(118,120)	(16,615)	(34,220)
Income tax expense	22,976	555	9,707
(1)

The Group’s major operations during the years ended December 31, 2022, 2023 and 2024 were conducted in PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2022, 2023 and 2024.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit(2)	6,988	2,268
Accrued expenses	54,496	55,012
Other deductible expenses exceeding the tax limit(2)	—	78
Provisions for the doubtful accounts	16,212	19,117
Operating loss carry forward	472,608	455,358
Less: valuation allowances	(378,851)	(358,569)
Total deferred tax assets	171,453	173,264

Deferred tax liabilities
Intangible assets	43,801	37,734
Contract assets	176,767	192,687
Total deferred tax liabilities	220,568	230,421

	As of December 31,
	2023	2024
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	24,190	27,028
Deferred tax liabilities	73,305	84,185
(2)

Deferred income tax assets are recognized for advertising expenses and other deductible expenses that exceeds the tax deduction limit in a particular tax year to the extent that the realization of the related tax benefits through future taxable income is probable. Advertising expenses carry-forwards are permanently available for use by the Group. Other deductible expenses (mainly charitable donations) carry forwards generally expire within 3 years.

Summary of valuation allowance

	As of December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	378,815	378,851
Additions	47,941	54,097
Reversals	(47,905)	(74,379)
Balance at end of the year	378,851	358,569